                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Check here if Amendment: [ ]; Amendment Number: _________

This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                             Toronto, ON    August 13, 2010
---------------------------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         54

Form 13F Information Table Value Total: $2,615,490
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------------
01    028-12555              Hamblin Watsa Investment Counsel Ltd.
02    028-12556              V. Prem Watsa

                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                  JUNE 30, 2010

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- --------- -------------------- ---------- -------- ----------------
                                                                                                           VOTING AUTHORITY
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
1ST CENTURY BANCSHARES INC     COM            31943X102       253      73,652  SH      DEFINED    01,02    SOLE
BALDWIN & LYONS INC            CL B           057755209    20,377     969,875  SH      DEFINED    01,02    SOLE
BCE INC.                       COM            05534B760     8,333     268,300  SH      DEFINED    01,02    SOLE
BERKSHIRE HATHAWAY INC.        CL A           084670108       716           6  SH      DEFINED    01,02    SOLE
BERKSHIRE HATHAWAY INC.        CL B           084670702       478       6,000  SH      DEFINED    01,02    SOLE
BOSTON PPTYS LTD PARTNERSHIP   NOTE           10112RAK0     4,931   5,000,000 PRN      DEFINED    01,02    SOLE
BRISTOL-MYERS SQB              COM            110122108       249      10,000  SH      DEFINED    01,02    SOLE
BROWN & BROWN INC              COM            115236101       229      12,000  SH      DEFINED    01,02    SOLE
CFS BANCORP INC.               COM            12525D102        48      10,000  SH      DEFINED    01,02    SOLE
CITIGROUP INC                  COM            172967101       225      60,000  SH      DEFINED    01,02    SOLE
CITIGROUP INC                  UNIT           172967416    44,904     400,000 PRN      DEFINED    01,02    SOLE
CONSOLIDATED EDISON INC        COM            209115104     2,584      60,000  SH      DEFINED    01,02    SOLE
CRESUD S A C I F Y A           SPONSORED ADR  226406106    25,280   2,082,341  SH      DEFINED    01,02    SOLE
DELL INC                       COM            24702R101   274,950  22,817,389  SH      DEFINED    01,02    SOLE
DOMINION RES INC VA NEW        COM            25746U109     2,323      60,000  SH      DEFINED    01,02    SOLE
DUKE ENERGY CORP NEW           COM            26441C105     2,399     150,000  SH      DEFINED    01,02    SOLE
EVEREST RE GROUP LTD           COM            G3223R108     4,597      65,000  SH      DEFINED    01,02    SOLE
FIRST PLACE FINANCIAL/OHIO     COM            33610T109        30      10,000  SH      DEFINED    01,02    SOLE
FRONTIER COMMUNICATIONS CORP   COM            35906A108   132,016  18,620,000  SH      DEFINED    01,02    SOLE
INTEL CORP                     SDCV           458140AD2    10,925  11,500,000  SH      DEFINED    01,02    SOLE
INTERNATIONAL COAL GRP INC NEW COM            45928H106   173,397  45,155,588  SH      DEFINED    01,02    SOLE
JOHNSON & JOHNSON              COM            478160104   406,449   6,884,300  SH      DEFINED    01,02    SOLE
KRAFT FOODS INC                CL A           50075N104   283,993  10,149,871  SH      DEFINED    01,02    SOLE
LEVEL 3 COMMUNICATIONS INC     COM            52729N100   149,026 139,276,421  SH      DEFINED    01,02    SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE           52729NBM1   111,319 100,062,000 PRN      DEFINED    01,02    SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE           52729NBP4    72,656  75,000,000 PRN      DEFINED    01,02    SOLE
MBIA INC                       COM            55262C100       112      20,000  SH      DEFINED    01,02    SOLE
MERCK & CO. INC.               COM            58933Y105       280       8,000  SH      DEFINED    01,02    SOLE
MOHAWK INDS INC                COM            608190104       265       5,800  SH      DEFINED    01,02    SOLE
NAM TAI ELECTRS INC            COM            629865205       103      25,000  SH      DEFINED    01,02    SOLE
NEW YORK COMMUNITY BANCORP INC COM            649445103       458      30,000  SH      DEFINED    01,02    SOLE
NEWMARKET CORP                 COM            651587107       349       4,000  SH      DEFINED    01,02    SOLE
OLD REPUBLIC INTL CORPORATION  COM            680223104       242      20,000  SH      DEFINED    01,02    SOLE
OVERSTOCK.COM INC              COM            690370101    61,066   3,388,774  SH      DEFINED    01,02    SOLE
OVERSTOCK.COM INC              NOTE           690370AB7    35,767  36,873,000 PRN      DEFINED    01,02    SOLE
PATTERSON UTI ENERGY INC       COM            703481101       193      15,000  SH      DEFINED    01,02    SOLE
PFIZER INC                     COM            717081103     3,581     251,300  SH      DEFINED    01,02    SOLE
PG&E CORP                      COM            69331C108     2,054      50,000  SH      DEFINED    01,02    SOLE
PPL CORP                       COM            69351T106     1,497      60,000  SH      DEFINED    01,02    SOLE
PUBLIC SVC ENTERPRISE GROUP    COM            744573106     1,880      60,000  SH      DEFINED    01,02    SOLE
RYANAIR HLDGS PLC              SPONSORED ADR  783513104     5,247     194,100  SH      DEFINED    01,02    SOLE
SANDRIDGE ENERGY INC           COM            80007P307    22,892   3,926,600  SH      DEFINED    01,02    SOLE
SEMPRA ENERGY                  COM            816851109     1,403      30,000  SH      DEFINED    01,02    SOLE
SLM CORP                       COM            78442P106       156      15,000  SH      DEFINED    01,02    SOLE
SOUTHERN CO                    COM            842587107     2,661      80,000  SH      DEFINED    01,02    SOLE
STEWART ENTERPRISES INC        CL A           860370105    22,087   4,082,546  SH      DEFINED    01,02    SOLE
SUPERMEDIA INC                 COM            868447103     6,639     362,974  SH      DEFINED    01,02    SOLE
SYBASE, INC.                   COM            871130100     1,033      16,000  SH      DEFINED    01,02    SOLE
US BANCORP DEL                 COM NEW        902973304   252,707  11,306,800  SH      DEFINED    01,02    SOLE
USG CORP                       COM NEW        903293405    88,237   7,316,500  SH      DEFINED    01,02    SOLE
WAL-MART STORES INC            COM            931142103    10,571     220,000  SH      DEFINED    01,02    SOLE
WELLS FARGO & CO. NEW          COM            949746101   359,734  14,074,100  SH      DEFINED    01,02    SOLE
WESCO FINANCIAL CORP           COM            950817106       356       1,100  SH      DEFINED    01,02    SOLE
XCEL ENERGY INC                COM            98389B100     1,236      60,000  SH      DEFINED    01,02    SOLE